Deferred tax (Details) - ZAR (R) R in Millions	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Disclosure Of Deferred Taxes Text Block Abstract
Unrecognized deferred tax assets	R 116.2	R 6.2
Unrecognized deferred tax liabilities	R 1,194.7	R 1,484.7